Note 13 - Quantitative Information about Fair Value (Level 3) (Detail) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	€ 22		€ 47
Mortgage and other asset-backed securities	128		81
Total mortgage- and other asset-backed securities	151		128
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	4,720		5,074
Equity securities [Abstract]
Equity securities	787		660
Loans, at fair value [Abstract]
Loans, at Fair Value	8,819		8,184
Loan commitments (financial instruments)	0		0
Other financial instruments	2,629	[1]	2,016	[2]
Total non-derivative financial instruments held at fair value	17,106		16,062
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	6,360		4,725
Credit derivatives	577		686
Equity derivatives	452		766
FX derivatives	1,646		1,816
Other derivatives	534		1,127
Total market values from derivative financial instruments	9,569		9,120
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	0		0
Mortgage and other asset-backed securities	0		0
Total mortgage- and other asset-backed securities	0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	2,625		1,654
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	3		49
Loan commitments (financial instruments)	12		7
Other financial instruments	186	[3]	112	[4]
Total non-derivative financial instruments held at fair value	2,825		1,823
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives	4,546		4,724
Credit derivatives	517		827
Equity derivatives	1,155		1,749
FX derivatives	1,976		1,913
Other derivatives	(205)	[5]	388	[6]
Total market values from derivative financial instruments	€ 7,989		€ 9,601
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	0.00%		0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	0.00%		0.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	182		81
Mortgage and other asset-backed securities, significant unobservable input, absolute	169		85
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	62		12
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	133		34
Loan commitments, significant unobservable input, absolute	94		128
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	1		2
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	16.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	40.00%		40.00%
Loan commitments, significant unobservable input, percent	35.00%		40.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	0.00%		0.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	3.00%		0.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	8.00%		6.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	7.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	2		(27)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	(1,748)		(80)
FX derivatives, significant unobservable input, absolute	(6)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(1.00%)		1.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	5		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	1.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(1.00%)		(1.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	(90.00%)		(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		25.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	13.00%		11.00%
Other derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	88		88
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	1.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	(12.00%)		(33.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	0.00%		15.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Option pricing model | Quoted volatility [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	25.00%		30.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	100.00%		114.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	99.00%		112.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	181.00%		212.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	150.00%		139.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	122.00%		275.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	1,720		1,235
Mortgage and other asset-backed securities, significant unobservable input, absolute	2,672		1,495
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	1,369		571
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	1,520		2,117
Loan commitments, significant unobservable input, absolute	925		906
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	4,885		6,630
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	95.00%		85.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	75.00%		85.00%
Loan commitments, significant unobservable input, percent	76.00%		75.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	40.00%		40.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	16.00%		2.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	15.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	29.00%		27.00%
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	19.00%		24.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Weighted average cost capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	20.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | IRR, in percent [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, percent	13.00%		16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Repo Rate, in bps [Member]
Loans, at fair value [Abstract]
Other financial instruments, significant unobservable input, absolute	525		400
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	1,301		817
FX derivatives, significant unobservable input, absolute	46
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	14.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	100.00%		101.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	13		17
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loans, at fair value [Abstract]
Loan commitments, significant unobservable input, percent	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	6.00%		9.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	43.00%		31.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	99.00%		99.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	90.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	75.00%		68.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	30.00%		80.00%
Other derivatives, significant unobservable input, percent	91.00%		131.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Correlation [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	96		91
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	11.00%		9.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	6.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	48.00%		59.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	85.00%		86.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	69.00%		63.00%
Financial Instruments Category [Member] | Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value, Market values from derivative financial instruments:
Other derivatives, significant unobservable input, absolute	0		0
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	€ 2,741		€ 3,383
Corporate, sovereign and other debt securities (held for trading)	2,741		3,383
Equity securities [Abstract]
Equity securities	161		103
Loans, at fair value [Abstract]
Loans, at Fair Value	5,298		5,188
Assets: Non-Trading Financial Assets mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Corporate, sovereign and other debt securities (held for trading)	1,844
Equity securities [Abstract]
Equity securities	626		557
Loans, at fair value [Abstract]
Loans, at Fair Value	925		769
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			0
Corporate, sovereign and other debt securities (held for trading)	0		1,568
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	94		48
Assets: Financial Assets at fair value through OCI [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations			123
Corporate, sovereign and other debt securities (held for trading)	135
Loans, at fair value [Abstract]
Loans, at Fair Value	2,502		2,179
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	30		33
Equity securities [Abstract]
Equity securities	0		0
Loans, at fair value [Abstract]
Loans, at Fair Value	3		49
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations	2,594		1,621
Loans, at fair value [Abstract]
Loans, at Fair Value	€ 0		€ 0

[1]	Other financial assets include € 196 million of other trading assets, € 2.4 billion of other non-trading financial assets mandatory at fair value, and € 38 million other financial assets at fair value through other comprehencive income.
[2]	Other financial assets include € 13 million of other trading assets and € 2.0 billion other financial assets mandatory at fair value.
[3]	Other financial liabilities include € 141 million of securities sold under repurchase agreements designated at fair value and € 45 million other financial liabilities designated at fair value.
[4]	Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.